Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of income tax [text block] [Abstract]
Schedule of reconciliation of income taxes at statutory rates
	2020	2019	2018
Loss for the year	$(13,591,117)	$(7,657,208)	$(8,897,107)

Expected income tax (recovery)	$(3,670,000)	$(2,067,000)	$(2,404,000)
Change in statutory, foreign tax, foreign exchange rates and other	(117,000)	67,000	117,000
Permanent differences	134,000	309,000	(90,000)
Share issue cost	(1,248,000)	(50,000)	(73,000)
Impact of convertible debenture	17,000	107,000	-
Adjustment to prior years provision versus statutory tax returns and expiry of non-capital losses	208,000	9,000	457,000
Expiry of non-capital losses	-	-
Change in unrecognized deductible temporary differences	4,676,000	1,625,000	1,993,000
Total income tax expense (recovery)	$-	$-	$-

Current income tax	$-	$-	$-
Deferred tax recovery	$-	$-	$-

Schedule of deferred tax assets and liabilities
	2020	2019	2018
ROU assets and lease liabilities	(9,000)	(2,000)	-
Intangible assets	(141,000)	-	-
Convertible debenture	(87,000)	(321,000)	(72,000)
Non-capital losses	237,000	323,000	72,000
Net deferred tax liability	$-	$-	$-

Schedule of temporary differences unused tax credits and unused tax losses
	2020	Expiry Date Range	2019	Expiry Date Range	2018	Expiry Date Range
Temporary Differences
Receivables	$775,000	No expiry date	$-	No expiry date	$-	No expiry date
Property, plant, and equipment and intangibles	2,216,000	No expiry date	1,541,000	No expiry date	538,000	No expiry date
Financing cost	5,948,000	2040 to 2044	1,376,000	2039 to 2043	1,178,000	2038-2042
Inventory	1,373,000	No expiry date	-	No expiry date	-	No expiry date
Allowance for doubtful accounts	714,000	No expiry date	-	No expiry date	-	No expiry date
Allowable capital losses	39,000	No expiry date	38,000	No expiry date	196,000	No expiry date
Non-capital losses available for future periods	30,491,000	see below	20,708,000	see below	14,991,000	see below
Canada	18,553,000	2026 to 2040	10,160,000	2026 to 2039	6,806,000	2026-2038
Israel	11,938,000	No expiry date	10,548,000	No expiry date	8,185,000	No expiry date